Property, Plant and Equipment and Investment Property - Summary Of Property, Plant and Equipment and Investment Property (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	£ 293	£ 296
Ending Balance	301	293
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	910	967
Exchange differences	(38)	5
Additions	82	77
Disposals and retirements	(50)	(139)
Reclassifications and transfers	0	0
Ending Balance	904	910
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(617)	(671)
Exchange differences	27	(6)
Charge for the year	(74)	(76)
Disposals and retirements	44	137
Reclassifications and transfers	0	0
Reversal of impairment/(impairment)	17	(1)
Ending Balance	(603)	(617)
Investment property [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	77	79
Ending Balance	91	77
Investment property [member] | Cost [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	221	214
Exchange differences	0	0
Additions	11	7
Disposals and retirements	0	0
Reclassifications and transfers	0	0
Ending Balance	232	221
Investment property [member] | Depreciation [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(144)	(135)
Exchange differences	0	0
Charge for the year	(8)	(8)
Disposals and retirements	0	0
Reclassifications and transfers	0	0
Reversal of impairment/(impairment)	11	(1)
Ending Balance	(141)	(144)
Right-of-use assets [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	111	108
Ending Balance	111	111
Right-of-use assets [member] | Cost [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	350	342
Exchange differences	(19)	2
Additions	41	39
Disposals and retirements	(38)	(33)
Reclassifications and transfers	0	0
Ending Balance	334	350
Right-of-use assets [member] | Depreciation [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(239)	(234)
Exchange differences	12	(2)
Charge for the year	(34)	(35)
Disposals and retirements	32	32
Reclassifications and transfers	0	0
Reversal of impairment/(impairment)	6	0
Ending Balance	(223)	(239)
Land and buildings [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	38	40
Ending Balance	34	38
Land and buildings [member] | Cost [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	151	165
Exchange differences	(9)	1
Additions	0	0
Disposals and retirements	0	(22)
Reclassifications and transfers	7	7
Ending Balance	149	151
Land and buildings [member] | Depreciation [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(113)	(125)
Exchange differences	7	(2)
Charge for the year	(9)	(8)
Disposals and retirements	0	22
Reclassifications and transfers	0	0
Reversal of impairment/(impairment)	0	0
Ending Balance	(115)	(113)
Plant and equipment [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	58	60
Ending Balance	55	58
Plant and equipment [member] | Cost [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	179	237
Exchange differences	(10)	1
Additions	4	4
Disposals and retirements	(12)	(84)
Reclassifications and transfers	18	21
Ending Balance	179	179
Plant and equipment [member] | Depreciation [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(121)	(177)
Exchange differences	8	(2)
Charge for the year	(23)	(25)
Disposals and retirements	12	83
Reclassifications and transfers	0	0
Reversal of impairment/(impairment)	0	0
Ending Balance	(124)	(121)
Assets in course of construction [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	9	9
Ending Balance	10	9
Assets in course of construction [member] | Cost [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	9	9
Exchange differences	0	1
Additions	26	27
Disposals and retirements	0	0
Reclassifications and transfers	(25)	(28)
Ending Balance	10	9
Assets in course of construction [member] | Depreciation [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Exchange differences	0	0
Charge for the year	0	0
Disposals and retirements	0	0
Reclassifications and transfers	0	0
Reversal of impairment/(impairment)	0	0
Ending Balance	£ 0	£ 0